Segmented Information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segmented Information	Segmented Information
The Company provides comprehensive professional services worldwide. It considers the basis on which it is organized, including geographic areas, to identify its reportable segments. Operating segments of the Company are defined as components of the Company for which separate financial information is available and are evaluated regularly by the chief operating decision maker when allocating resources and assessing performance. The Company’s operating segments are based on its regional geographic areas.

The Company’s reportable segments are Canada, United States, and Global. These reportable segments provide professional consulting in engineering, architecture, interior design, landscape architecture, surveying, environmental sciences, project management, and project economics services in the area of infrastructure and facilities.

Segment performance is evaluated by the chief operating decision maker based on project margin and is measured consistently with project margin in the consolidated financial statements. Reconciliations of project margin to net income before taxes is included in the consolidated statements of income.

Reportable segments

	For the year ended December 31, 2024
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,665.5	4,113.6	1,720.9	7,500.0
Less subconsultants and other direct expenses and net revenue inter-segment allocations	238.5	1,072.9	322.0	1,633.4
Total net revenue	1,427.0	3,040.7	1,398.9	5,866.6
Direct payroll costs	670.3	1,354.6	646.0	2,670.9
Project margin	756.7	1,686.1	752.9	3,195.7

	For the year ended December 31, 2023
	Canada $	United States $	Global $	Consolidated $
Gross revenue from external customers	1,426.5	3,634.5	1,418.6	6,479.6
Less subconsultants and other direct expenses and net revenue inter-segment allocations	180.2	950.4	282.8	1,413.4
Total net revenue	1,246.3	2,684.1	1,135.8	5,066.2
Direct payroll costs	578.9	1,209.0	533.6	2,321.5
Project margin	667.4	1,475.1	602.2	2,744.7
The following tables disclose disaggregation of non-current assets by geographic area and revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2024	December 31, 2023	For the year ended December 31,
			2024	2023
	$	$	$	$
		(Note 6.c)
Canada	692.3	541.0	1,665.5	1,426.5
United States	2,020.7	1,848.9	4,113.6	3,634.5
United Kingdom	367.0	163.2	589.3	411.6
Australia	339.3	338.3	415.2	453.3
Other geographies	493.5	158.3	716.4	553.7
	3,912.8	3,049.7	7,500.0	6,479.6

Non-current assets consist of property and equipment, lease assets, goodwill, and intangible assets. Geographic information is attributed to countries based on the location of the assets.

Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31,
	2024	2023
	$	$
Infrastructure	2,040.0	1,723.7
Water	1,567.6	1,368.9
Buildings	1,661.7	1,232.6
Environmental Services	1,491.7	1,410.6
Energy & Resources	739.0	743.8
Total gross revenue from external customers	7,500.0	6,479.6

Customers
The Company has a large number of clients in various industries and sectors of the economy. No individual customer exceeds 10% of the Company’s gross revenue.